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                                                  Hours per response ...24.60
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Kurt F. Somerville
------------------------
Name of Institutional
  Investment Manager

 Hemenway & Barnes   60 State Street  Boston,         MA            02109
-------------------  --------------- ---------  --------------  --------------
 Business Address       (Street)      (City)       (State)          (Zip)


(617) 227-7940
------------------------
Name, Phone No., and Title
of Person Duly Authorized
to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2007.

                                        Kurt F. Somerville
                                        --------------------------------------
                                        (Name of Institutional Investment
                                        Manager)


                                        --------------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:          Name:            13F File No.:
-----                     ------------- ------------------------  -------------
1. Brian C. Broderick
(12)*                       28-11136    6. Michael J. Puzo          28-06165
2. Michael B. Elefante      28-06281    7.
3. Timothy F. Fidgeon       28-06169    8.
4. Stephen W. Kidder
(35)*                       28-11134    9.
5. Lawrence T. Perera       28-06167    10.
--------
*   Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2007                             FORM 13F                              SEC FILE # KURT F SOMERVILLE\28-10379

                                                                          ITEM 6:
                                                            ITEM 5:     INVESTMENT                      ITEM 8:
                                                   ITEM 4:  SHARES      DISCRETION                 VOTING AUTHORITY
                                          ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                   ITEM 2:          CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)       (C)
NAME OF ISSUER         TITLE OF CLASS     NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED     NONE
--------------       ------------------- --------- ------- --------- ----- ----- ----- --------    ----     -------   ----
  A F L A C INC      COMMON STOCK        001055102 1788515    38005               XX                         33305
                                                                                  XX      12                  1600
                                                                                  XX      35                  3100

  ABBOTT LABS        COMMON STOCK        002824100 3188021    57133               XX                         52051
                                                                                  XX      12                  1132
                                                                                  XX      35                  3950

  ALBERTO
    CULVER CO
    NEW              COMMON STOCK        013078100  219076     9575               XX                          8575
                                                                                  XX      35                  1000

  ALCAN INC          COMMON STOCK        013716105  215638     4131               XX                          4131

  ALCOA INC          COMMON STOCK        013817101  271200     8000               XX                          8000

  AMAZON NOTE
    CONV SUB
    DEB              CONV CORPORATEBONDS 023135AF3 3546203  3573000               XX                       2933000
                                                                                  XX      12                145000
                                                                                  XX      35                495000

  AMERICAN
    INTERNATIONAL
    GROUP INC        COMMON STOCK        026874107  692030    10295               XX                         10295

  AMGEN INC          COMMON STOCK        031162100 3463107    61974               XX                         52874
                                                                                  XX      12                  1900
                                                                                  XX      35                  7200

  ANADARKO
    PETROLEUM
    CORP             COMMON STOCK        032511107  279972     6514               XX                          6514

  ANALOG
    DEVICES, INC.    COMMON STOCK        032654105 1219256    35351               XX                         28801
                                                                                  XX      12                  2400
                                                                                  XX      35                  4150

  ANALOGIC CORP      COMMON STOCK        032657207 1238422    19695               XX                         17795
                                                                                  XX      12                  1250
                                                                                  XX      35                   650

  APTARGROUP
    INC              COMMON STOCK        038336103 3876251    57915               XX                         50240
                                                                                  XX      12                  1650
                                                                                  XX      35                  6025

  ASIA TIGERS
    FUND INC         MUTUAL FUNDS        04516T105  205625    10225               XX                         10225

  AUTOMATIC
    DATA
    PROCESSING       COMMON STOCK        053015103 2247115    46428               XX                         39226
                                                                                  XX      12                  1500
                                                                                  XX      35                  5702

  AVERY
    DENNISON
    CORP             COMMON STOCK        053611109 2002663    31165               XX                         27965
                                                                                  XX      12                   100
                                                                                  XX      35                  3100

  B P PLC ADR        COMMON STOCK        055622104 6048039    93406               XX                         80956
                                                                                  XX      12                  3200
                                                                                  XX      35                  9250

AS OF MARCH 31, 2007                           FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379

                                                                     ITEM 6:
                                                       ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                  VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ------- --------- ----- ----- ----- --------    ----    ------    ----
   BANK OF
     AMERICA
     CORP             COMMON STOCK  060505104 1163103   22797                XX                       19397
                                                                             XX      35                3400

   BANK NEW
     YORK CORP        COMMON STOCK  064057102  247355    6100                XX                        6100

   BERKSHIRE
     HATHAWAY
     INC              CLASS A       084670108 1089900      10                XX                          10

   BERKSHIRE
     HATHAWAY
     INC              CLASS B       084670207  804440     221                XX                         221

   BIOMET INC.        COMMON STOCK  090613100  213937    5035                XX                        2635
                                                                             XX      35                2400

   BOEING
     COMPANY          COMMON STOCK  097023105  328967    3700                XX                        2300
                                                                             XX      35                1400

   BOTTOMLINE
     TECHNOLOGIES
     INC              COMMON STOCK  101388106  164590   15100                XX                       14700
                                                                             XX      12                 400

   BRISTOL
     MYERS
     SQUIBB CO        COMMON STOCK  110122108  357549   12880                XX                       12880

   BURLINGTON
     NORTHERN
     SANTA FE
     CORP             COMMON STOCK  12189T104  539524    6708                XX                        6708

AS OF MARCH 31, 2007                           FORM 13F                            SEC FILE # KURT F SOMERVILLE\28-10379

                                                                      ITEM 6:
                                                        ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:   SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:   FAIR       OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET   PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE    AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- -------- --------- ----- ----- ----- --------    ----    ------    ----
  CANADIAN
    NATIONAL
    RAILWAY CO       COMMON STOCK   136375102  5269301  119377                XX                       103927
                                                                              XX      12                 2350
                                                                              XX      35                13100

  CHEVRON CORP       COMMON STOCK   166764100  3424866   46307                XX                        44639
                                                                              XX      35                 1668

  CHUBB
    CORPORATION      COMMON STOCK   171232101   588625   11392                XX                        11392

  CISCO SYS INC      COMMON STOCK   17275R102  2094328   82034                XX                        72534
                                                                              XX      12                 2700
                                                                              XX      35                 6800

  COACH INC.         COMMON STOCK   189754104   203954    4075                XX                         4075

  COCA COLA CO       COMMON STOCK   191216100   358800    7475                XX                         7475

  COLGATE
    PALMOLIVE CO     COMMON STOCK   194162103   232429    3480                XX                         3480

  CONOCOPHILLIPS     COMMON STOCK   20825C104   906663   13265                XX                        12765
                                                                              XX      35                  500

  DOW CHEMICAL CO    COMMON STOCK   260543103   502121   10949                XX                        10949

  DOW JONES & CO
    INC              COMMON STOCK   260561105  4455006  129243                XX                       129243

  DOW JONES & CO     CLASS B
    INC              (RESTRICTED)   260561204 10646060  308850                XX                       308850

  E I DU PONT DE
    NEMOURS & CO     COMMON STOCK   263534109   667305   13500                XX                        13100
                                                                              XX      35                  400

  E M C CORP         COMMON STOCK   268648102  1941341  140169                XX                       129219
                                                                              XX      12                 4100
                                                                              XX      35                 6850

  EATON VANCE CORP   COMMON STOCK   278265103   263736    7400                XX                         7400

AS OF MARCH 31, 2007                           FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379

                                                                     ITEM 6:
                                                       ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ------- --------- ----- ----- ----- --------    ----    ------    ----
  EMERSON
    ELECTRIC CO      COMMON STOCK   291011104 4105572   95279                XX                        81929
                                                                             XX      12                 4150
                                                                             XX      35                 9200

  ENCANA CORP        COMMON STOCK   292505104 6142989  121331                XX                       105131
                                                                             XX      12                 5000
                                                                             XX      35                11200

  EXXON MOBIL
    CORP             COMMON STOCK   30231G102 9318980  123512                XX                       111250
                                                                             XX      12                 2875
                                                                             XX      35                 9387

  FUEL CELL
    ENERGY INC       COMMON STOCK   35952H106  203888   25940                XX                        22940
                                                                             XX      35                 3000

  GENERAL
    ELECTRIC CO      COMMON STOCK   369604103 4547968  128619                XX                       119919
                                                                             XX      12                 2000
                                                                             XX      35                 6700

  GENERAL MILLS
    INC              COMMON STOCK   370334104  912424   15672                XX                        15672

  GILEAD SCIENCES    COMMON STOCK   375558103  245280    3200                XX                         3200

  GOLDMAN SACHS
    GROUP            COMMON STOCK   38141G104  237625    1150                XX                         1150

  GROUPE DANONE      SPONSORED ADR  399449107  559911   15675                XX                        13675
                                                                             XX      12                  650
                                                                             XX      35                 1350

  HELMERICH &
    PAYNE INC        COMMON STOCK   423452101  681497   22462                XX                        20462
                                                                             XX      12                  800
                                                                             XX      35                 1200

  HEWLETT
    PACKARD CO       COMMON STOCK   428236103  220449    5492                XX                         4092
                                                                             XX      35                 1400

  HONEYWELL
    INTERNATIONAL
    INC              COMMON STOCK   438516106  396300    8604                XX                         8604

AS OF MARCH 31, 2007                           FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379

                                                                     ITEM 6:
                                                       ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ------- --------- ----- ----- ----- --------    ----    ------    ----
I M S HEALTH INC     COMMON STOCK   449934108  281770    9500                XX                         9500

ILLINOIS TOOL
  WORKS INC          COMMON STOCK   452308109  242520    4700                XX                          700
                                                                             XX      35                 4000

INTEL
  CORPORATION        COMMON STOCK   458140100 4184994  218766                XX                       188683
                                                                             XX      12                 6300
                                                                             XX      35                23783

INTL BUSINESS
  MACHINES           COMMON STOCK   459200101 1816484   19271                XX                        19271

INTERNATIONAL
  PAPER CO           COMMON STOCK   460146103  291200    8000                XX                         8000

INVITROGEN CORP      COMMON STOCK   46185R100  564257    8865                XX                         8165
                                                                             XX      12                  600
                                                                             XX      35                  100

ISHARES MSCI         JAPAN INDEX FD 464286848  186496   12800                XX                        12800

J P MORGAN
  CHASE & CO         COMMON STOCK   46625H100  287861    5950                XX                         5950

JOHNSON &
  JOHNSON            COMMON STOCK   478160104 6776056  112447                XX                        99547
                                                                             XX      12                 2900
                                                                             XX      35                10000

KIMBERLY CLARK
  CORP               COMMON STOCK   494368103  246564    3600                XX                         3000
                                                                             XX      35                  600

ELI LILLY & CO.      COMMON STOCK   532457108  524048    9757                XX                         9757

LINCOLN NATL
  CORP IND           COMMON STOCK   534187109 2895921   42719                XX                        32535
                                                                             XX      12                 2008
                                                                             XX      35                 8176

MARRIOTT
  INTERNATIONAL INC  COMMON STOCK   571903202  474912    9700                XX                         9700

MATRITECH INC        COMMON STOCK   576818108    9435   18500                XX                        18500

MEDTRONIC INC        COMMON STOCK   585055106  367459    7490                XX                         7090
                                                                             XX      35                  400

MERCK & CO INC       COMMON STOCK   589331107 3050822   69070                XX                        60208
                                                                             XX      12                 1900
                                                                             XX      35                 6962

MICROSOFT CORP       COMMON STOCK   594918104 3505294  125773                XX                       114255
                                                                             XX      12                 2700
                                                                             XX      35                 8818

NOKIA CORP ADR A     COMMON STOCK   654902204 1754411   76545                XX                        66745
                                                                             XX      12                 1300
                                                                             XX      35                 8500

AS OF MARCH 31, 2007                           FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379

                                                                     ITEM 6:
                                                       ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ------- --------- ----- ----- ----- --------    ----    ------    ----
  NORFOLK SOUTHERN
    CORP              COMMON STOCK  655844108  226182    4470                XX                        4470

  NOVARTIS AG ADR     COMMON STOCK  66987V109 2849501   52160                XX                       47060
                                                                             XX      12                2700
                                                                             XX      35                2400

  NOVO NORDISK A/S
    ADR               COMMON STOCK  670100205  333513    3684                XX                        3684

  ORACLE CORP         COMMON STOCK  68389X105 1673218   92290                XX                       82490
                                                                             XX      12                1800
                                                                             XX      35                8000

  PALL CORP           COMMON STOCK  696429307  230508    6066                XX                        6066

  PAYCHEX INC         COMMON STOCK  704326107  234794    6200                XX                        6200

  PEPSICO INC         COMMON STOCK  713448108 2617019   41174                XX                       35274
                                                                             XX      12                1200
                                                                             XX      35                4700

  PFIZER INC          COMMON STOCK  717081103 2277088   90146                XX                       82546
                                                                             XX      35                7600

AS OF MARCH 31, 2007                           FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379

                                                                     ITEM 6:
                                                       ITEM 5:     INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ------- --------- ----- ----- ----- --------    ----    ------    ----
 PORTLAND GENERAL
   ELECTRIC CO        COMMON STOCK  736508847  261340    8950                XX                        6650
                                                                             XX      12                1350
                                                                             XX      35                 950

 PROCTER & GAMBLE
   CO                 COMMON STOCK  742718109 4738768   75028                XX                       68453
                                                                             XX      12                1000
                                                                             XX      35                5575

 QUALCOMM INC         COMMON STOCK  747525103  241328    5657                XX                        5657

 ROPER INDS INC       COMMON STOCK  776696106  428064    7800                XX                        7800

 ROYAL DUTCH          SPONSORED
   SHELL PLC          ADR REPSTG A
                      SHS           780259206  232050    3500                XX                        2100
                                                                             XX      35                1400

 SAN JUAN BASIN
   ROYALTY TRUST      COMMON STOCK  798241105  270226    8650                XX                        7550
                                                                             XX      12                1100

 SCHLUMBERGER LTD     COMMON STOCK  806857108  794650   11500                XX                       11200
                                                                             XX      12                 300

 J M SMUCKER CO
   NEW                COMMON STOCK  832696405  289528    5430                XX                        5430

 SNAP ON INC          COMMON STOCK  833034101  466330    9695                XX                        6795
                                                                             XX      35                2900

 SONOSITE INC         COMMON STOCK  83568G104  652947   23105                XX                       19055
                                                                             XX      12                1150
                                                                             XX      35                2900

 STATE STREET CORP    COMMON STOCK  857477103 2754789   42545                XX                       37945
                                                                             XX      12                1600
                                                                             XX      35                3000

 STRYKER CORP         COMMON STOCK  863667101  271912    4100                XX                        4100

 SYMANTEC CORP        COMMON STOCK  871503108  193328   11175                XX                       10475
                                                                             XX      35                 700

 3COM CORP            COMMON STOCK  885535104   93254   23850                XX                       23850

 3 M COMPANY          COMMON STOCK  88579Y101 4629594   60573                XX                       52442
                                                                             XX      12                2100
                                                                             XX      35                6031

 U S BANCORP          COMMON STOCK  902973304  272766    7800                XX                        7800

 UNION PACIFIC CORP   COMMON STOCK  907818108  559541    5510                XX                        5510

 UNITED NATURAL
   FOODS INC          COMMON STOCK  911163103  949840   31000                XX                       26750
                                                                             XX      12                1250
                                                                             XX      35                3000

AS OF MARCH 31, 2007                             FORM 13F                             SEC FILE # KURT F SOMERVILLE\28-10379

                                                                         ITEM 6:
                                                           ITEM 5:     INVESTMENT                     ITEM 8:
                                                ITEM 4:    SHARES      DISCRETION                 VOTING AUTHORITY
                                     ITEM 3:     FAIR        OR     -----------------             -------------------------
ITEM 1:                 ITEM 2:       CUSIP     MARKET    PRINCIPAL                   ITEM 7:     (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT     (A)   (B)   (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ----------- --------- ----- ----- ----- --------    ----    ------    ----
  VERISIGN INC        COMMON STOCK  92343E102      641942   25555                XX                       23255
                                                                                 XX      12                 900
                                                                                 XX      35                1400
  WALGREEN CO         COMMON STOCK  931422109      312052    6800                XX                        4400
                                                                                 XX      35                2400
  WELLS FARGO &
    CO (NEW)          COMMON STOCK  949746101      378730   11000                XX                       11000

  WYETH               COMMON STOCK  983024100     1066439   21316                XX                       18000
                                                                                 XX      35                3316
  XILINX INC          COMMON STOCK  983919101      231441    8995                XX                        8795
                                                                                 XX      12                 200
  ZIMMER HOLDINGS
    INC               COMMON STOCK  98956P102      921745   10792                XX                        9872
                                                                                 XX      12                 100
                                                                                 XX      35                 820
  INGERSOLL RAND
    LTD CL A          COMMON STOCK  G4776G101      507429   11700                XX                       11700

  TRANSOCEAN INC      COMMON STOCK  G90078109      202534    2479                XX                        2479

  AGGREGATE TOTAL                             154,802,810